FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-derivative Financial Liabilities [Abstract]
Trade and other payables	$ (13,428)	$ (11,633)
Liquidity risk
Non-derivative Financial Liabilities [Abstract]
Bonds	(9,458)	(11,597)
Loans over 100	(1,371)	(694)
Trade and other payables	(13,428)	(11,633)
Other loans	(2,099)	(1,383)
Total	(26,356)	(25,307)
Bonds, contractual cash flow	(13,514)	(18,228)
Loans over 100, contractual cash flow	(1,546)	(873)
Trade and other payables, contractual cash flow	(13,448)	(11,647)
Other Loans, contractual cash flow	(2,232)	(1,523)
Non-derivative financial liabilities, contractual cash flow	(30,740)	(32,271)
Derivative financial liabilities	(669)	(296)
Derivative financial liabilities, contractual cash flow	(669)	(296)
Liquidity risk | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities	(327)	(104)
Derivative financial liabilities, contractual cash flow	(327)	(104)
Liquidity risk | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities	(342)	(192)
Derivative financial liabilities, contractual cash flow	(342)	(192)
Liquidity risk | Less than 1 year
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(1,309)	(1,261)
Loans over 100, contractual cash flow	(549)	(546)
Trade and other payables, contractual cash flow	(13,448)	(11,647)
Other Loans, contractual cash flow	(1,444)	(856)
Non-derivative financial liabilities, contractual cash flow	(16,750)	(14,310)
Derivative financial liabilities, contractual cash flow	(326)	(226)
Liquidity risk | Less than 1 year | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(170)	(73)
Liquidity risk | Less than 1 year | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(156)	(153)
Liquidity risk | 1-2 years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(1,306)	(2,076)
Loans over 100, contractual cash flow	(118)	(57)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(263)	(124)
Non-derivative financial liabilities, contractual cash flow	(1,687)	(2,257)
Derivative financial liabilities, contractual cash flow	(37)	(12)
Liquidity risk | 1-2 years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	(7)
Liquidity risk | 1-2 years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(37)	(5)
Liquidity risk | 2-5 Years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(5,658)	(6,093)
Loans over 100, contractual cash flow	(676)	(172)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(258)	(370)
Non-derivative financial liabilities, contractual cash flow	(6,592)	(6,635)
Derivative financial liabilities, contractual cash flow	(132)	(1)
Liquidity risk | 2-5 Years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(64)	0
Liquidity risk | 2-5 Years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(68)	(1)
Liquidity risk | More than 5 years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(5,241)	(8,798)
Loans over 100, contractual cash flow	(203)	(98)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(267)	(173)
Non-derivative financial liabilities, contractual cash flow	(5,711)	(9,069)
Derivative financial liabilities, contractual cash flow	(174)	(57)
Liquidity risk | More than 5 years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(93)	(24)
Liquidity risk | More than 5 years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	$ (81)	$ (33)